Pro Forma Consolidated Statements of Comprehensive Income (Detail) (91 Wireless) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Business Acquisition Pro Forma [Abstract]
Revenue	$ 5,381,639	32,578,828	22,611,444
Net income attributable to Baidu, Inc.	$ 1,744,032	10,557,846	10,285,828